ALLIANCE LIMITED MATURITY GOVERNMENT FUND

SEMI-ANNUAL REPORT
MAY 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

July 27, 1998

Dear Shareholder:

We are pleased to report to you on our strategy, performance and outlook of the Alliance Limited Maturity Government Fund, for the semi-annual reporting period ended May 31, 1998. The Fund is designed for investors who seek high current income, consistent with low volatility of net asset value. The Fund normally invests at least 65% of its total assets in U.S. Government securities, including mortgage-related securities and repurchase agreements. The Fund confines maturities to 10 years or less with durations not exceeding that of a 10-year Treasury note.

INVESTMENT RESULTS
The following table provides investment results for the Alliance Limited Maturity Government Fund for the six and 12-month periods ended May 31, 1998. For comparison, we have included the Lipper Intermediate U.S. Government Funds
(IUG) Average, a universe of 125 funds with investment objectives similar to that of the Alliance Limited Maturity Government Fund.

For the six and 12-month periods ended May 31, 1998, your Fund trailed somewhat the Lipper IUG Average. The performance of your Fund was enhanced over the period by its allocation in fixed rate mortgage-backed securities. However, with the yield curve flat to inverted, prepayments in adjustable rate mortgages caused primarily by refinancing dampened performance. Your Fund's yield curve concentration in the five-year sector also detracted from returns.


INVESTMENT RESULTS*
Periods Ended May 31, 1998
                                                TOTAL RETURNS
                                            6 MONTHS      12 MONTHS
                                            --------      ---------
ALLIANCE LIMITED MATURITY GOVERNMENT FUND
  Class A                                     2.78%          7.33%
  Class B                                     2.52%          6.69%
  Class C                                     2.53%          6.70%
LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS
  (IUG) AVERAGE                               3.57%          9.32%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING EACH PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS (IUG) AVERAGE IS BASED ON THE PERFORMANCE OF A UNIVERSE OF FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO 10 YEARS. FOR THE SIX AND 12-MONTH PERIODS ENDED MAY 31, 1998, THE LIPPER IUG AVERAGE CONSISTED OF 124 AND 116 FUNDS, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


INVESTMENT STRATEGY
During the period we maintained the portfolio's asset weighting consistent with the investment objectives of the Fund, while seeking a high level of current income. The portfolio continued to be invested primarily in U.S. Treasuries and agencies.

ECONOMIC OVERVIEW
Over the six-month period ended May 31, 1998, the U.S. economy continued its healthy expansion coupled with low inflation, in spite of economic turmoil in Asia. Fueled by strong domestic demand, first quarter Gross Domestic Product
(GDP), a standard measure of economic growth, expanded 5.4%, a significant increase from the fourth quarter of 1997. Second quarter 1998 GDP growth has shown signs of slowing, with continued


1


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

strong domestic demand offset by weakening industrial production. The Consumer Price Index (CPI), a measure of inflation, recorded a 1.7% increase year-over-year for the period ended May 31, 1998, despite the tightest labor market in 28 years. In May, the unemployment rate rose slightly to 4.5%, after attaining record lows during the period. Helped by strong economic fundamentals and uncertainty overseas, the U.S. dollar continued to strengthen against the major currencies. Citing low inflation and slowing demand from Asia, the Federal Reserve left interest rates unchanged.

MARKET OVERVIEW
Through the six-month period ended May 31, 1998, the U.S. bond market continued to climb as investors, concerned about events in the emerging markets, sought the relative safety of U.S. Treasuries. The U.S. Treasury market posted solid returns with longer-term Treasuries outperforming shorter-term Treasuries. When overseas markets stabilized at the beginning of the calendar year, following the volatility in the fourth quarter of 1997, investors' focus shifted to short-term expectations regarding U.S. monetary policy. In May, renewed volatility in Asia, weakness in the yen, and fiscal problems in Russia caused a rally in the Treasury market and pushed bond yields lower. The rally was compounded by the strong U.S. dollar which attracted overseas investors, reflecting a flight-to-quality. These factors combined to create favorable demand for longer-term Treasury securities, which led to a flattening of the yield curve. Treasury yields fell across the maturity spectrum with longer-term maturities falling most. The two-year Treasury fell 23 basis points, to 5.53%, and the 10-year Treasury yield dropped 30 basis points, to 5.55%.

The mortgage sector performed relatively well during the period as interest rates remained in a trading range. However, the sector's performance deteriorated towards the end of the period as the decline in interest rates renewed prepayment fears. Particularly affected were adjustable-rate mortgages which experienced higher levels of prepayments as interest rates declined and the yield curve flattened. In this environment, adjustable-rate mortgage holders are inclined to refinance into a fixed-rate mortgage at a similar low rate. As a result, prepayments accelerated and spreads widened in the adjustable-rate mortgage sector.

OUTLOOK
We anticipate slowing global growth and continued benign inflation as Asia exports cheaper goods to the world and imports less from abroad. With inflation subdued, we expect monetary policy in the U.S. to remain substantially unchanged for most of 1998. Growth is expected to slow from its torrid pace during the first quarter 1998, to a more moderate sustainable pace with continued strong domestic demand but weakening industrial production. We anticipate that U.S. interest rates will remain low as the U.S. fixed-income markets continue to provide a safe haven for investors during periods of volatility overseas.

In the fixed-income markets, we currently see more value in the Treasury and asset-backed sectors due to their protection from prepayment risk as interest rates are expected to remain low and the yield curve remains relatively flat.

Thank you for your continued interest and investment in the Alliance Limited Maturity Government Fund. We look forward to reporting to you again in the coming months.


Sincerely,


John D. Carifa
Chairman


Patricia Young
Senior Vice President


Jeffrey S. Phlegar
Senior Vice President


2


INVESTMENT OBJECTIVE AND POLICIES     ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

Alliance Limited Maturity Government Fund is an open-end, diversified investment management company that seeks the highest level of current income, consistent with low volatility of net asset value. The Fund normally invests at least 65% of its total assets in U.S. Government securities, including mortgage-related securities and repurchase agreements related to U.S. Government securities. The Fund confines investments to obligations with maturities of 10 years or less or with durations not exceeding that of a 10-year U.S. Treasury note.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.33%          2.80%
Five Years                     4.62%          3.72%
Since Inception*               4.90%          4.15%
SEC Yield**                    4.64%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.69%          3.69%
Five Years                     3.89%          3.89%
Since Inception*               4.18%          4.18%
SEC Yield**                    4.13%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.70%          5.70%
Five Years                     3.90%          3.90%
Since Inception*               3.89%          3.89%
SEC Yield**                    4.15%



SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

                         CLASS A        CLASS B        CLASS C
                         -------        -------        -------
1 Year                    3.78%          4.63%          6.64%
5 Years                   3.74%          3.90%           n/a
Since Inception*          4.13%          4.16%          3.85%


The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 6/1/92 Class A and Class B; 5/3/93

**   SEC yield is for the 30 days ended May 31, 1998.

n/a: not applicable.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)              ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________
                                              PRINCIPAL
                                               AMOUNT
                                                (000)           VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-71.2%
U.S. TREASURY NOTES-63.6%
  5.375%, 1/31/00                               $18,050     $ 17,993,505
  5.50%, 3/31/00-3/31/03 (a)                     17,600       17,549,730
  6.125%, 8/15/07 (a)                             6,000        6,191,220
  6.25%, 6/30/02                                  4,850        4,959,901
                                                             ------------
                                                              46,694,356

U.S. TREASURY BOND-7.6%
  11.875%, 11/15/03                               4,350        5,602,669

Total U.S. Government Obligations
  (cost $52,441,845)                                          52,297,025

MORTGAGE-RELATED SECURITIES-44.7%
COLLATERALIZED MORTGAGE OBLIGATIONS-26.0%
ADJUSTABLE RATE-15.6%
Donaldson, Lufkin & Jenrette
  Series 1994-QE1 Cl. A1
  7.978%, 4/25/24 (b)                             2,819        2,812,291
Housing Security, Inc.
  Series 1995-B Cl. A1A
  7.466%, 11/25/28                                3,920        3,993,567
Prudential Home Mortgage Securities, Inc.
  Series 1993-56 Cl. A1
  8.229%, 1/25/24                                 1,217        1,240,784
Sears Mortgage Securities Corp.
  Series 1992-18A Cl. A1
  7.778%, 9/25/22                                 3,404        3,443,574
                                                             ------------
                                                              11,490,216

FIXED RATE-10.4%
Allied Capital Commercial Mortgage Trust
  Series 1998-1 Cl. A
  6.31%, 9/25/03 (b)                              3,124        3,099,653
Federal National Mortgage Association
  Series 1997-M8 Cl. A1
  6.94%, 1/25/22                                  1,468        1,520,042
Money Store Home Equity Trust
  Series 1997-D Cl. AV2
  6.49%, 10/15/26                                 2,400        2,407,128
Residential Funding Mortgage Security I
  Series 1993-S11 Cl. A5
  7.250%, 3/25/23                                   595          596,671
                                                             ------------
                                                               7,623,494

Total Collateralized Mortgage
  Obligations
  (cost $19,090,363)                                          19,113,710

FEDERAL NATIONAL MORTGAGE
ASSOCIATION-12.8%
  6.50%, 1/01/99                                  3,800        3,777,428
  7.50%, 4/01/08 (c)                                  1            1,016
  9.00%, 2/01/20                                  3,891        4,163,372
  11.25%, 2/01/16                                 1,282        1,449,148

Total Federal National Mortgage
  Association
  (cost $9,379,775)                                            9,390,964

STRIPPED MORTGAGE BACKED SECURITY-2.5%
Mortgage Capital Funding, Inc.
  Series 1996-MC2 Cl. X, I/O
  8.50%, 12/21/26 (d)
  (cost $1,843,393)                               1,843        1,847,661


4


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________
                                              PRINCIPAL
                                               AMOUNT
                                                (000)           VALUE
-------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.-1.9%
  11.00%, 1/01/11-9/01/20
  (cost $1,370,141)                              $1,226     $  1,390,299

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION-1.5%
  11.25%, 7/15/13-1/15/16
  GPM                                               780          859,643
  11.50%, 4/15/13 BD                                 25           28,616
  11.50%, 2/15/13-6/15/13
  GPM                                               176          197,704
  11.75%, 1/20/16 GPM                                14           15,747

Total Government National Mortgage
  Association
  (cost $1,095,641)                                            1,101,710

Total Mortgage-Related Securities
  (cost $32,779,313)                                          32,844,344

REPURCHASE AGREEMENT-17.5%
State Street Bank and Trust Co.
  5.57%, dated 5/29/98, due 6/01/98,
  collateralized by $12,975,000,
  FNMA, 5.80%, 3/10/00
  (cost $12,872,000)                             12,872       12,872,000

TOTAL INVESTMENTS-133.4%
  (cost $98,093,158)                                          98,013,369
Other assets less liabilities-(33.4%)                        (24,542,913)

NET ASSETS-100%                                             $ 73,470,456


(a) Securities, or portions thereof, with an aggregate market value of $20,618,777 have been segregated to collateralize reverse repurchase agreements.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, these securities amounted to $5,911,944 or 8.0% of net assets.

(c)  15 year mortgage.

(d) Interest rate represents yield to maturity and principal amount represents amortized cost.

     Glossary of Terms:
     BD    -  Builder Buydown
     FNMA  -  Federal National Mortgage Association
     GPM   -  Graduated Payment Mortgage
     I/O   -  Interest Only

     See notes to financial statements.


5


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)              ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $98,093,158)          $ 98,013,369
  Cash                                                                     827
  Receivable for investment securities sold                         12,817,337
  Interest receivable                                                  983,965
  Receivable for capital stock sold                                    225,266
  Total assets                                                     112,040,764

LIABILITIES
  Reverse repurchase agreement                                      20,520,385
  Payable for investment securities purchased                       17,564,168
  Payable for capital stock redeemed                                   162,751
  Dividends payable                                                    110,087
  Distribution fee payable                                              52,858
  Advisory fee payable                                                  41,133
  Accrued expenses and other liabilities                               118,926
  Total liabilities                                                 38,570,308

NET ASSETS                                                         $73,470,456

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      7,786
  Additional paid-in capital                                        95,199,572
  Distributions in excess of net investment income                    (308,464)
  Accumulated net realized loss on investment transactions         (21,348,649)
  Net unrealized depreciation of investments                           (79,789)
                                                                  $ 73,470,456

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($17,153,822/
    1,818,135 shares of capital stock issued and outstanding)            $9.43
  Sales charge--4.25% of public offering price                             .42
  Maximum offering price                                                 $9.85

  CLASS B SHARES
  Net asset value and offering price per share ($32,294,483/
    3,422,373 shares of capital stock issued and outstanding)            $9.44

  CLASS C SHARES
  Net asset value and offering price per share ($24,022,151/
    2,545,791 shares of capital stock issued and outstanding)            $9.44


See notes to financial statements.


6


STATEMENT OF OPERATIONS
SIXMONTHS ENDED MAY 31, 1998 (UNAUDITED)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $  3,081,022

EXPENSES
  Advisory fee                                     $    251,619
  Distribution fee - Class A                             25,876
  Distribution fee - Class B                            164,216
  Distribution fee - Class C                            136,637
  Administrative                                         69,664
  Transfer agency                                        63,518
  Custodian                                              46,492
  Audit and legal                                        40,918
  Registration                                           17,960
  Directors' fees                                        11,436
  Printing                                               10,102
  Miscellaneous                                           7,092
  Total expenses before interest                        845,530
  Interest expense                                      437,134
  Less: expense offset arrangement (see Note B)          (3,994)
  Net expenses                                                       1,278,670
  Net investment income                                              1,802,352

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain on investment transactions                         559,397
  Net change in unrealized appreciation
    of investments                                                    (360,565)
  Net gain on investments                                              198,832

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  2,001,184


See notes to financial statements.


7


STATEMENT OF CHANGES IN NET ASSETS

                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

                                               SIX MONTHS ENDED   YEAR ENDED
                                                 MAY 31, 1998     NOVEMBER 30,
                                                  (UNAUDITED)        1997
                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                            $  1,802,352   $  4,582,494
  Net realized gain (loss) on
    investment transactions                             559,397       (250,987)
  Net change in unrealized appreciation
    of investments                                     (360,565)       (55,810)
  Net increase in net assets from
    operations                                        2,001,184      4,275,697

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                            (493,893)      (884,292)
    Class B                                            (821,252)    (1,988,935)
    Class C                                            (685,093)    (1,706,319)
  Tax return of capital
    Class A                                                  -0-       (40,988)
    Class B                                                  -0-       (92,191)
    Class C                                                  -0-       (79,091)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                       (5,078,380)   (31,026,939)
  Total decrease                                     (5,077,434)   (31,543,058)

NET ASSETS
  Beginning of year                                  78,547,890    110,090,948
  End of period                                    $ 73,470,456   $ 78,547,890


See notes to financial statements.


8


STATEMENT OF CASH FLOWS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

INCREASE (DECREASE) IN CASH FROM:
OPERATING ACTIVITIES:
  Interest received                                $  2,952,394
  Interest expense paid                                (437,134)
  Operating expenses paid                              (872,575)
  Net increase in cash from operating activities                  $  1,642,685

INVESTING ACTIVITIES:
  Proceeds from disposition of long-term
    portfolio investments                           142,652,018
  Purchase of long-term portfolio investments      (138,379,120)
  Purchase of short-term portfolio
    investments, net                                 (8,334,000)
  Net decrease in cash from investing activities                    (4,061,102)

FINANCING ACTIVITIES*:
  Net increase in reverse repurchase agreements       9,357,316
  Net redemptions from capital stock transactions    (6,314,393)
  Cash dividends paid                                  (623,438)
  Net increase in cash from financing activities                     2,419,485
  Net increase in cash                                                   1,068
  Due to custodian at beginning of year                                   (241)
  Cash at end of period                                           $        827


RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET INCREASE IN CASH
FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting
    from operations                                               $  2,001,184

ADJUSTMENTS:
  Increase in interest receivable                  $   (113,392)
  Net realized gain on investment transactions         (559,397)
  Net change in unrealized appreciation
    of investments                                      360,565
  Accretion of bond discount                            (15,236)
  Decrease in accrued expenses                          (31,039)
  Total adjustments                                                   (358,499)

NET INCREASE IN CASH FROM OPERATING ACTIVITIES                    $  1,642,685


* Non-cash financing activities not included herein consist of reinvestment of dividends.

     See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)              ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Limited Maturity Government Fund, Inc. (the "Fund") was incorporated in the state of Maryland on April 8, 1992 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


10


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .65% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $69,664 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $46,696 for the six months ended May 31, 1998.

In addition, for the six months ended May 31, 1998, the Fund's expenses were reduced by $3,994 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operation exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $2,257 from the sales of Class A shares and $13,019 and $9,433 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended May 31, 1998.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $402,644 and $2,964,874 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $145,377,724 and $140,754,947, respectively, for the six months ended May 31, 1998. There were purchases of $10,565,564 and sales of $13,614,965 of U.S. government and government agency obligations for the six months ended May 31, 1998.

At May 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $355,890 and gross unrealized depreciation of investments was $435,679 resulting in net unrealized depreciation of $79,789.

At November 30, 1997, the Fund had a net capital loss carryforward of $21,908,046 of which $219,462 expires in the year 2000, $177,358 expires in the year 2001, $11,863,144 expires in the year 2002, $7,728,928 expires in the year 2003, $1,668,167 expires in the year 2004 and $250,987 expires in the year 2005.

1. FINANCIAL FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.


11


NOTES TO FINANCIAL STATEMENTS (CONT.)
                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 1998, the Fund had no outstanding futures contracts.


NOTE E: CAPITAL STOCK
There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1998   NOVEMBER 30,  MAY 31, 1998    NOVEMBER 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,114,043    12,567,555    $ 20,005,133    $117,268,204
Shares issued in
   reinvestment of
  dividends and
   distributions          33,744        58,760         319,382         549,654
Shares converted
   from Class B           66,516       353,816         630,755       3,315,573
Shares redeemed       (2,112,701)  (12,982,766)    (20,002,508)   (121,071,651)
Net increase
  (decrease)             101,602        (2,635)   $    952,762    $     61,780

CLASS B
Shares sold            2,209,848     2,084,994    $ 20,893,870    $ 19,497,685
Shares issued in
   reinvestment of
  dividends and
   distributions          53,573       137,401         507,144       1,284,843
Shares converted
   to Class A            (66,516)     (353,816)       (630,755)     (3,315,573)
Shares redeemed       (2,336,567)   (3,639,461)    (22,095,208)    (34,015,979)
Net decrease            (139,662)   (1,770,882)   $ (1,324,949)   $(16,549,024)

CLASS C
Shares sold              228,315       647,676    $  2,162,602    $  6,051,461
Shares issued in
  reinvestment of
  dividends and
  distributions           58,174       141,389         550,765       1,322,376
Shares redeemed         (786,098)   (2,343,438)     (7,419,560)    (21,913,532)
Net decrease            (499,609)   (1,554,373)   $ (4,706,193)   $(14,539,695)


12


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

NOTE F: REVERSE REPURCHASE AGREEMENTS
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

As of May 31, 1998, the Fund had entered into the following reverse repurchase agreements:

        AMOUNT          BROKER        INTEREST RATE       MATURITY
     -----------   ---------------    -------------     ------------
     $12,872,000   Lehman Brothers       5.00%          June 4, 1998
      $6,292,500   Morgan Stanley        5.30%          June 3, 1998
      $1,308,125   Morgan Stanley        5.30%          June 4, 1998


For the six months ended May 31, 1998, the maximum amount of reverse repurchase agreements outstanding was $37,060,837, the average amount outstanding was approximately $18,058,905, and the daily weighted average interest rate was 4.85%.


13


FINANCIAL HIGHLIGHTS                  ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                           YEAR ENDED NOVEMBER 30,
                                           MAY 31, 1998    ---------------------------------------------------------------
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.44         $ 9.45       $ 9.52       $ 9.51       $ 9.94       $ 9.84

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .25(a)         .51(a)       .51(a)       .52(a)       .42          .57
Net realized and unrealized gain (loss)
  on investment transactions                     .01            .02         (.04)         .02         (.32)         .11
Net increase in net asset value from
  operations                                     .26            .53          .47          .54          .10          .68

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)          (.52)        (.51)        (.50)        (.48)        (.58)
Tax return of capital                             -0-          (.02)        (.03)        (.03)        (.04)          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.27)          (.54)        (.54)        (.53)        (.53)        (.58)
Net asset value, end of period                $ 9.43         $ 9.44       $ 9.45       $ 9.52       $ 9.51       $ 9.94

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.78%          5.79%        5.11%        5.91%        1.03%        7.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $17,154        $16,197      $16,248      $27,887      $43,173      $59,215
Ratio of expenses to average net assets         2.79%(c)(d)    2.41%        2.22%        2.14%        1.34%        1.54%
Ratio of expenses to average net assets
  excluding interest expense (e)                1.64%(c)       1.65%        1.58%        1.41%        1.20%        1.33%
Ratio of net investment income to
  average net assets                            5.21%(c)       5.52%        5.44%        5.53%        4.78%        5.66%
Portfolio turnover rate                          176%           249%         159%         293%         375%         499%


See footnote summary on page 16.


14


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                            YEAR ENDED NOVEMBER 30,
                                           MAY 31, 1998    ---------------------------------------------------------------
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 9.44         $ 9.45       $ 9.52       $ 9.52       $ 9.94       $ 9.84

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .21(a)         .45(a)       .44(a)       .46(a)       .39          .49
Net realized and unrealized gain (loss)
  on investment transactions                     .03            .01         (.04)         .01         (.35)         .12
Net increase in net asset value from
  operations                                     .24            .46          .40          .47          .04          .61

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.45)        (.44)        (.44)        (.42)        (.51)
Tax return of capital                             -0-          (.02)        (.03)        (.03)        (.03)          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)          (.47)        (.47)        (.47)        (.46)        (.51)
Net asset value, end of period                $ 9.44         $ 9.44       $ 9.45       $ 9.52       $ 9.52       $ 9.94

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.52%          5.04%        4.36%        5.05%         .42%        6.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $32,294        $33,613      $50,386      $84,362     $136,458     $168,157
Ratio of expenses to average net assets         3.47%(c)(d)    3.14%        2.94%        2.85%        2.08%        2.26%
Ratio of expenses to average net assets
  excluding interest expense (e)                2.35%(c)       2.39%        2.30%        2.11%        1.91%        2.07%
Ratio of net investment income to
  average net assets                            4.49%(c)       4.80%        4.73%        4.83%        4.12%        4.98%
Portfolio turnover rate                          176%           249%         159%         293%         375%         499%


See footnote summary on page 16.


15


FINANCIAL HIGHLIGHTS (CONTINUED)      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS C
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                       MAY 3, 1993(F)
                                               ENDED                    YEAR ENDED NOVEMBER 30,                    TO
                                            MAY 31, 1998   --------------------------------------------------  NOVEMBER 30,
                                            (UNAUDITED)        1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 9.44         $ 9.45       $ 9.52       $ 9.52       $ 9.94       $ 9.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .21(a)         .45(a)       .45(a)       .46(a)       .37          .27
Net realized and unrealized gain (loss)
  on investment transactions                     .03            .01         (.05)         .01         (.33)        (.03)
Net increase in net asset value from
  operations                                     .24            .46          .40          .47          .04          .24

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)          (.45)        (.45)        (.44)        (.42)        (.28)
Tax return of capital                             -0-          (.02)        (.02)        (.03)        (.03)          -0-
Distributions from net realized gains             -0-            -0-          -0-          -0-        (.01)          -0-
Total dividends and distributions               (.24)          (.47)        (.47)        (.47)        (.46)        (.28)
Net asset value, end of period                $ 9.44         $ 9.44       $ 9.45       $ 9.52       $ 9.52       $ 9.94

TOTAL RETURN
Total investment return based on net
  asset value (b)                               2.53%          5.05%        4.38%        5.06%         .42%        2.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,022        $28,738      $43,457      $68,459     $141,838     $228,703
Ratio of expenses to average net assets         3.45%(c)(d)    3.13%        2.92%        2.85%        2.04%        1.74%(c)
Ratio of expenses to average net assets
  excluding interest expense (e)                2.33%(c)       2.37%        2.29%        2.10%        1.89%        1.58%(c)
Ratio of net investment income to
  average net assets                            4.50%(c)       4.82%        4.75%        4.84%        4.10%        3.70%(c)
Portfolio turnover rate                          176%           249%         159%         293%         375%         499%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the six month ended May 31, 1998, the ratios of expenses to average net assets were 2.78%, 3.46% and 3.44%, for Class A, B and C shares, respectively.

(e)  Net of interest expense of 1.15%, .76%, .64%, .73%, .14% and .21%, respectively, on reverse repurchase agreements (see Note F).

(f)  Commencement of distribution.


16


                                      ALLIANCE LIMITED MATURITY GOVERNMENT FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
JEFFREY S. PHLEGAR, SENIOR VICE PRESIDENT
PATRICIA J. YOUNG, SENIOR VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


17


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

18

ALLIANCE LIMITED MATURITY GOVERNMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

LMGSR